Allowance for Credit Losses on Loans and Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Allowance For Credit Losses On Loans And Leases [Abstract]
Allowance for Credit Losses on Loans and Leases
Note 6. Allowance for Credit Losses on Loans and Leases
Allowance for Credit Losses on Loans and Leases
The following table summarizes activity in the allowance for credit losses on loans and leases for the periods indicated:

	For the Three Months Ended March 31,
	2021			2020
(in thousands)	Mortgage	Other	Total	Mortgage	Other	Total
Balance, beginning of period	$176,538	$17,505	$194,043	$122,695	$24,943	$147,638
Impact of CECL adoption	—	—	—	(178)	2,089	1,911

Adjusted balance, beginning of period	176,538	17,505	194,043	122,517	27,032	149,549
Charge-offs	(658)	(3,666)	(4,324)	—	(10,385)	(10,385)
Recoveries	20	4,821	4,841	11	178	189
Provision for credit losses	527	2,671	3,198	18,786	4,105	22,891

Balance, end of period	$176,427	$21,331	$197,758	$141,314	$20,930	$162,244

At March 31, 2021, the allowance for credit losses on loans and leases totaled $197.8 million, up $3.7 million compared to December 31, 2020, driven by a provision for credit losses of $3.6 million.
Separately, at March 31, 2021, the Company had an allowance for unfunded commitments of $12.3 million.
For the three months ended March 31, 2021, the allowance for credit losses on loans and leases increased modestly primarily due to qualitative adjustments surrounding the
COVID-19
pandemic’s continued impact on our primary lending geography and existing portfolio, partially offset by improvement in the macroeconomic forecast. The forecast scenario includes low single digit growth of Gross Domestic Product (“GDP”), while unemployment remains elevated into the forecasted time horizon. In addition to these economic and quantitative inputs, several qualitative factors were considered, including the risk that the economic decline proves to be more severe and/or prolonged than our baseline forecast. The impact of the unprecedented fiscal stimulus and changes to federal and local laws and regulations, including changes to various government sponsored loan programs, was also considered.
The Company charges off loans, or portions of loans, in the period that such loans, or portions thereof, are deemed uncollectible. The collectability of individual loans is determined through an assessment of the financial condition and repayment capacity of the borrower and/or through an estimate of the fair value of any underlying collateral. For non-real
estate-related consumer credits, the following
past-due
time periods determine when charge-offs are typically recorded:
(1) closed-end
credits are charged off in the quarter that the loan becomes 120 days past due;
(2) open-end
credits are charged off in the quarter that the loan becomes 180 days past due; and (3) both closed-end
and
open-end
credits are typically charged off in the quarter that the credit is 60 days past the date the Company received notification that the borrower has filed for bankruptcy.
The following table presents additional information about the Company’s nonaccrual loans at March 31, 2021:

(in thousands)	Recorded Investment	Related Allowance	Interest Income Recognized
Nonaccrual loans with no related allowance:
Multi-family	$6,840	$—	$81
Commercial real estate	10,491	—	—
One-to-four family	330	—	3
Acquisition, development, and construction	—	—	—
Other	10,205	—	18

Total nonaccrual loans with no related allowance	$27,866	$—	$102

Nonaccrual loans with an allowance recorded:
Multi-family	$3,048	$435	$—
Commercial real estate	1,082	84	2
One-to-four family	1,137	365	3
Acquisition, development, and construction	—	—	—
Other	45	20	1

Total nonaccrual loans with an allowance recorded	$5,312	$904	$6

Total nonaccrual loans:
Multi-family	$9,888	$435	$81
Commercial real estate	11,573	84	2
One-to-four family	1,467	365	6
Acquisition, development, and construction	—	—	—
Other	10,250	20	19

Total nonaccrual loans	$33,178	$904	$108

The following table presents additional information about the Company’s nonaccrual loans at December 31, 2020:

(in thousands)	Recorded Investment	Related Allowance	Interest Income Recognized
Nonaccrual loans with no related allowance:
Multi-family	$—	$—	$—
Commercial real estate	2,256	—	—
One-to-four family	557	—	21
Acquisition, development, and construction	—	—	—
Other	19,821	—	820

Total nonaccrual loans with no related allowance	$22,634	$—	$841

Nonaccrual loans with an allowance recorded:
Multi-family	$4,068	$589	$28
Commercial real estate	9,886	133	52
One-to-four family	1,139	370	14
Acquisition, development, and construction	—	—	—
Other	58	18	5

Total nonaccrual loans with an allowance recorded	$15,151	$1,110	$99

Total nonaccrual loans:
Multi-family	$4,068	$589	$28
Commercial real estate	12,142	133	52
One-to-four family	1,696	370	35
Acquisition, development, and construction	—	—	—
Other	19,879	18	825

Total nonaccrual loans	$37,785	$1,110	$940

NOTE 6: ALLOWANCE FOR CREDIT LOSSES ON LOANS AND LEASES
Allowance for Credit Losses on Loans and Leases
The following table summarizes activity in the allowance for loan and lease losses for the periods indicated:

	Twelve Months Ended December 31,
	2020			2019
(in thousands)	Mortgage	Other	Total	Mortgage	Other	Total
Balance, beginning of period	$122,694	$24,944	$147,638	$130,983	$28,837	$159,820
Impact of CECL adoption	99	1,812	1,911	—	—	—

Adjusted balance, beginning of period	122,793	26,756	149,549	130,983	28,837	159,820
Charge-offs	(1,872)	(20,306)	(22,178)	(1,613)	(18,694)	(20,307)
Recoveries	1,172	2,221	3,393	61	959	1,020
Provision for (recovery of) credit losses on loans and leases	54,445	8,834	63,279	(6,737)	13,842	7,105

Balance, end of period	$176,538	$17,505	$194,043	$122,694	$24,944	$147,638

At December 31, 2020, the allowance for credit losses on loans and leases totaled $194.0 million, up $46.4 million compared to December 31, 2019, driven by a provision for credit losses of $63.3 million that exceeded net charge-offs by $44.5 million during the year 2020.
Separately, at December 31, 2019, the Company had an allowance for unfunded commitments of $461,000. With the adoption of CECL on January 1, 2020, The Company recognized a “Day 1” transition adjustment of $12.5 million. At December 31, 2020, the allowance for unfunded commitments totaled $11.9 million.
For the year ended December 31, 2020 the allowance for credit losses on loans and leases increased primarily due to negative changes in the macroeconomic factors surrounding the
COVID-19
pandemic, specifically the resultant estimated decreases in property values. The forecast scenario includes low single digit growth of Gross Domestic Product (“GDP”), while unemployment remains elevated into the forecasted time horizon. In addition to these quantitative inputs, several qualitative factors were considered, including the risk that the economic decline proves to be more severe and/or prolonged than our baseline forecast which also increased our allowance for loan and lease losses. The impact of the unprecedented fiscal stimulus and changes to federal and local laws and regulations, including changes to various government sponsored loan programs, was also considered.
The Company charges off loans, or portions of loans, in the period that such loans, or portions thereof, are deemed uncollectible. The collectability of individual loans is determined through an assessment of the financial condition and repayment capacity of the borrower and/or through an estimate of the fair value of any underlying collateral. For non-real
estate-related consumer credits, the following
past-due
time periods determine when charge-offs are typically recorded:
(1) closed-end
credits are charged off in the quarter that the loan becomes 120 days past due;
(2) open-end
credits are charged off in the quarter that the loan becomes 180 days past due; and (3) both closed-end
and
open-end
credits are typically charged off in the quarter that the credit is 60 days past the date the Company received notification that the borrower has filed for bankruptcy.

The following table presents additional information about the Company’s nonaccrual loans at December 31, 2020:

(in thousands)	Recorded Investment	Related Allowance	Interest Income Recognized
Nonaccrual loans with no related allowance:
Multi-family	$—	$—	$—
Commercial real estate	2,256	—	—
One-to-four family	557	—	21
Acquisition, development, and construction	—	—	—
Other	19,821	—	820

Total nonaccrual loans with no related allowance	$22,634	$—	$841

Nonaccrual loans with an allowance recorded:
Multi-family	$4,068	$589	$28
Commercial real estate	9,886	133	52
One-to-four family	1,139	370	14
Acquisition, development, and construction	—	—	—
Other	58	18	5

Total nonaccrual loans with an allowance recorded	$15,151	$1,110	$99

Total nonaccrual loans:
Multi-family	$4,068	$589	$28
Commercial real estate	12,142	133	52
One-to-four family	1,696	370	35
Acquisition, development, and construction	—	—	—
Other	19,879	18	825

Total nonaccrual loans	$37,785	$1,110	$940

The following table presents additional information about the Company’s impaired loans at December 31, 2019:

(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no related allowance:
Multi-family	$3,577	$6,790	$—	$4,336	$266
Commercial real estate	14,717	19,832	—	6,140	371
One-to-four family	584	602	—	811	21
Acquisition, development, and construction	389	1,289	—	3,508	364
Other	37,669	114,636	—	39,598	2,494

Total impaired loans with no related allowance	$56,936	$143,149	$—	$54,393	$3,516

Impaired loans with an allowance recorded:
Multi-family	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
One-to-four family	—	—	—	—	—
Acquisition, development, and construction	—	—	—	—	—
Other	1,445	4,173	116	4,111	13

Total impaired loans with an allowance recorded	$1,445	$4,173	$116	$4,111	$13

Total impaired loans:
Multi-family	$3,577	$6,790	$—	$4,336	$266
Commercial real estate	14,717	19,832	—	6,140	371
One-to-four family	584	602	—	811	21
Acquisition, development, and construction	389	1,289	—	3,508	364
Other	39,114	118,809	116	43,709	2,507

Total impaired loans	$58,381	$147,322	$116	$58,504	$3,529